Fair Value (Fair Value on a Nonrecurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	$ 1,050	$ 1,591
Impaired collateral-dependent loans	1,767	6,331
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	0	0
Impaired collateral-dependent loans	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	0	0
Impaired collateral-dependent loans	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	1,050	1,591
Impaired collateral-dependent loans	$ 1,767	$ 6,331